Leases (Tables)	3 Months Ended
Jun. 30, 2020
Leases [Abstract]
Schedule of Remaining Undiscounted Contractual Rent Obligations

The following table provides a reconciliation of the Company’s remaining undiscounted contractual rent obligations due within each respective fiscal year ending March 31 to the operating lease liabilities recognized as of June 30, 2020 (in thousands):

Years Ending March 31,	Operating Leases
2021	$884
2022	1,198
2023	1,152
2024	1,132
2025	47
Thereafter	—

Total undiscounted payments	4,413
Less: present value adjustment	(339)

Present value of future payments	4,074
Less: current portion of operating lease liabilities	(1,102)

Operating lease liabilities, net of current portion	$2,972